Summary of Significant Accounting Policies - Reconciliation from IAS 17 to IFRS 16 (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 11,492	$ 6,509
Deferred lease inducements	0		$ (159)
Lease liabilities	(13,232)	(6,668)
Total operating lease commitments disclosed as at March 31, 2019			$ 14,228
Operating lease liabilities before discounting	16,091
Total lease liabilities recognized under IFRS 16 as at April 1, 2019	$ 13,232	6,668
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		6,509
Lease liabilities		(6,668)
Variable payments		(6,426)
Leases with remaining lease term of less than 12 months		(119)
Operating lease liabilities before discounting		7,683
Discounted using incremental borrowing rate		(1,015)
Total lease liabilities recognized under IFRS 16 as at April 1, 2019		6,668
Reclassification
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		(159)
Deferred lease inducements		159
Remeasurement
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		6,668
Lease liabilities		(6,668)
Total lease liabilities recognized under IFRS 16 as at April 1, 2019		$ 6,668